Net income (loss) per share - Schedule of Computation of Earnings Per Share (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares
Numerator:
Net profit attributable to PPDai Group Inc.	¥ 2,469,074	$ 359,112	¥ 1,082,983	¥ 501,490
Accretion on convertible redeemable preferred shares redemption value			(3,073,471)	(562,022)
Net income (loss) attributable to ordinary shareholders-Basic and diluted	¥ 2,469,074		¥ (1,990,488)	¥ (60,532)
Denominator:
Denominator for basic and diluted loss per share Weighted-average ordinary shares outstanding | shares	0	0	0	0
Basic | shares	1,498,780,165	1,498,780,165	779,804,270	665,000,000
Diluted | shares	1,599,592,231	1,599,592,231	779,804,270	665,000,000
Net income (loss) per ADS - Basic | (per share)	¥ 1.6474	$ 0.2396	¥ (2.5525)	¥ (0.0910)
Net income (loss) per ADS - Diluted | (per share)	1.5436	0.2245	¥ (2.5525)	¥ (0.0910)
Series A Convertible Redeemable Preferred Shares [Member]
Numerator:
Accretion on convertible redeemable preferred shares redemption value			¥ (1,237,274)	¥ (236,662)
Series B Convertible Redeemable Preferred Shares [Member]
Numerator:
Accretion on convertible redeemable preferred shares redemption value			(905,861)	(171,106)
Series C Convertible Redeemable Preferred Shares [Member]
Numerator:
Accretion on convertible redeemable preferred shares redemption value			¥ (930,336)	¥ (154,254)
American Depositary Shares [Member]
Denominator:
Net income (loss) per ADS - Basic | (per share)	8.2369	1.1980	¥ (12.7627)	¥ (0.4551)
Net income (loss) per ADS - Diluted | (per share)	¥ 7.7178	$ 1.1225	¥ (12.7627)	¥ (0.4551)